Condensed Balance Sheet (Unaudited)	Jun. 30, 2021 USD ($)
Current assets:
Cash	$ 434,607
Prepaid expenses	917,455
Total current assets	1,352,062
Investments held in Trust Account	382,609,385
Total Assets	383,961,447
Current liabilities:
Accounts payable	173,064
Accrued expenses	254,296
Due to related party	961
Total current liabilities	428,321
Derivative warrant liabilities	36,770,530
Deferred underwriting commissions	13,390,810
Total liabilities	50,589,661
Commitments and Contingencies
Class A ordinary shares; 32,837,178 shares subject to possible redemption at $10.00 per share	328,371,780
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 5,422,279 shares issued and outstanding (excluding 32,837,178 shares subject to possible redemption)	543
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 9,564,864 shares issued and outstanding	956
Additional paid-in capital	23,011,468
Accumulated deficit	(18,012,961)
Total shareholders’ equity	5,000,006
Total Liabilities and Shareholders’ Equity	$ 383,961,447